Employee Benefits - Schedule of Categories of Plan Assets as a Percentage of Fair Value (Detail) - Plan Assets [member]	Dec. 31, 2018	Dec. 31, 2017
Equity Securities [member]
Disclosure of fair value measurement of assets [line items]
Plans assets, percentage	31.00%	22.04%
Debt Securities [member]
Disclosure of fair value measurement of assets [line items]
Plans assets, percentage	21.00%	33.73%
Domestic Corporate Bonds [member]
Disclosure of fair value measurement of assets [line items]
Plans assets, percentage	32.00%	35.30%
Foreign Government/Corporate Bonds [member]
Disclosure of fair value measurement of assets [line items]
Plans assets, percentage	10.00%	6.61%
Other [member]
Disclosure of fair value measurement of assets [line items]
Plans assets, percentage	6.00%	2.30%